Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Variable annuity contracts with guarantees (Details) - Variable annuities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Variable annuity contracts with guarantees
Account balances of separate accounts with guarantees, invested in equity, fixed income and balanced mutual funds	$ 2,470	$ 3,020
Account balances of separate accounts with guarantees, invested in money market mutual funds	245	322
In the event of death
Variable annuity contracts with guarantees
Separate account value	2,711	3,344
Net amount at risk	$ 605	$ 454
Average attained age of contractholders	71 years	70 years
At annuitization (includes income benefit guarantees)
Variable annuity contracts with guarantees
Separate account value	$ 778	$ 944
Net amount at risk	264	202
For cumulative periodic withdrawals
Variable annuity contracts with guarantees
Separate account value	190	253
Net amount at risk	16	10
Accumulation at specified dates
Variable annuity contracts with guarantees
Separate account value	129	170
Net amount at risk	$ 26	$ 17
Weighted average waiting period until guarantee date	4 years	5 years